REVENUE	12 Months Ended
Dec. 31, 2025
REVENUE
REVENUE

21   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2023	2024	2025

Colocation services	8,535,180	9,169,454	10,373,374
Managed service and others	1,246,704	1,152,434	1,054,703
Service revenue	9,781,884	10,321,888	11,428,077
Equipment sales	564	180	4,197
Total	9,782,448	10,322,068	11,432,274